Service and Fee Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Service and Fee Income [Abstract]
Installment fees	$ 6,883	$ 10,010
Commission revenue	14,860	6,289
General agent fees	7,325	4,452
Late payment fees	2,498	2,581
Finance and processing fees	3,140	1,625
Other	2,000	2,305
Total	$ 36,706	$ 27,262